Rule 497(e)


                        FIRST TRUST EXCHANGE-TRADED FUND

                         FIRST TRUST S&P REIT INDEX FUND
                                  (the "Fund")

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2008,

                             DATED NOVEMBER 6, 2008

         Since its inception, the First Trust S&P REIT Index Fund has sought, as its investment objective, investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the S&P REIT Composite Index (the "Current Index"). On July 29, 2008, the Board approved a change to the Fund's underlying index from the Current Index to the S&P Citigroup/US REIT Index (the "New Index"). The name of the New Index was changed to S&P United States REIT Index on October 1, 2008. The ticker symbol of the S&P United States REIT Index is STCGUSRE. The Fund began tracking the New Index on November 6, 2008. Accordingly, effective on that date, the Fund's investment objective is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the S&P United States REIT Index. The Fund's investment objective and investment strategy are non-fundamental policies and require 60 days' prior written notice to shareholders before they can be changed. The index methodology and related information regarding the New Index will be available at http://www.ftportfolios.com.

         In conjunction with the change in underlying index, under the "Disclaimers" section of the prospectus, the body of the "First Trust S&P REIT Index Fund" subsection on page 111 of the prospectus shall be replaced with the following:

         Standard & Poor's(R) and S&P(R) are registered trademarks of The McGraw-Hill Companies, Inc. ("McGraw-Hill") and have been licensed for use by First Trust Advisors L.P. The First Trust S&P REIT Index Fund is not sponsored, endorsed, sold or promoted by McGraw-Hill or Citigroup, and neither McGraw-Hill nor Citigroup makes any representation, warranty or condition regarding the advisability of investing in the First Trust S&P REIT Index Fund.

         THE FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND ITS AFFILIATES ("S&P") OR CITIGROUP GLOBAL MARKETS AND ITS AFFILIATES ("CITIGROUP"). NEITHER S&P NOR CITIGROUP MAKES ANY REPRESENTATION, CONDITION OR WARRANTY, EXPRESS OR IMPLIED, TO THE OWNERS OF THE FUND OR ANY MEMBER OF THE PUBLIC REGARDING THE ADVISABILITY OF INVESTING IN SECURITIES GENERALLY OR IN THE FUND PARTICULARLY OR THE ABILITY OF THE S&P UNITED STATES REIT INDEX TO TRACK GENERAL STOCK MARKET PERFORMANCE. S&P'S AND CITIGROUP'S ONLY RELATIONSHIP TO FIRST TRUST ADVISORS L.P. ("FTA") IS THE LICENSING OF CERTAIN TRADEMARKS AND TRADE NAMES AND OF THE S&P UNITED STATES REIT INDEX WHICH IS DETERMINED, COMPOSED AND CALCULATED BY S&P WITHOUT REGARD TO FTA OR THE FUND. S&P AND CITIGROUP HAVE NO OBLIGATION TO TAKE THE NEEDS OF FTA OR THE OWNERS OF THE FUND INTO CONSIDERATION IN DETERMINING, COMPOSING OR CALCULATING THE S&P UNITED STATES REIT INDEX. S&P AND CITIGROUP ARE NOT RESPONSIBLE FOR AND HAVE NOT PARTICIPATED IN THE DETERMINATION OF THE PRICES AND AMOUNT OF THE FUND OR THE TIMING OF THE ISSUANCE OR SALE OF THE FUND OR IN THE DETERMINATION OR CALCULATION OF THE EQUATION BY WHICH THE FUND SHARES ARE TO BE CONVERTED INTO CASH. S&P AND CITIGROUP HAVE NO OBLIGATION OR LIABILITY IN CONNECTION WITH THE ADMINISTRATION, MARKETING, OR TRADING OF THE FUND.

         S&P AND CITIGROUP DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P UNITED STATES REIT INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P AND CITIGROUP MAKE NO WARRANTY, CONDITION OR REPRESENTATION, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY FTA, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF S&P UNITED STATES REIT INDEX OR ANY DATA INCLUDED THEREIN. S&P AND CITIGROUP MAKE NO EXPRESS OR IMPLIED WARRANTIES, REPRESENTATIONS OR CONDITIONS, AND EXPRESSLY DISCLAIM ALL WARRANTIES OR CONDITIONS OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE AND ANY OTHER EXPRESS OR IMPLIED WARRANTY OR CONDITION WITH RESPECT TO THE S&P UNITED STATES REIT INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P OR CITIGROUP HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS) RESULTING FROM THE USE OF THE S&P UNITED STATES REIT INDEX OR ANY DATA INCLUDED THEREIN, EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

              PLEASE KEEP THIS SUPPLEMENT WITH YOUR FUND PROSPECTUS
                              FOR FUTURE REFERENCE